Property and equipment, net - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 4,551	$ 4,582
Acquisitions	1,383	1,648
Acquisitions of subsidiaries (note 3)	62	12
Adjustment of hyperinflation	61	17
Disposals/write-downs	(55)	(15)
Depreciation	(997)	(679)
Exchange rate effect	(294)	(1,014)
Ending balance	4,711	4,551
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,248	2,550
Acquisitions	22	534
Depreciation	(277)	(269)
Exchange rate effect	(152)	(567)
Ending balance	1,841	2,248
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185	279
Acquisitions	16
Disposals/write-downs		(4)
Depreciation	(27)	(28)
Exchange rate effect	(13)	(62)
Ending balance	161	185
Furniture and fixture
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	453	642
Acquisitions	21	23
Acquisitions of subsidiaries (note 3)	36
Adjustment of hyperinflation	8	2
Disposals/write-downs	(30)	(1)
Depreciation	(73)	(70)
Exchange rate effect	(12)	(143)
Ending balance	403	453
Computers and peripherals
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,665	1,111
Acquisitions	1,324	1,091
Acquisitions of subsidiaries (note 3)	26	12
Adjustment of hyperinflation	53	15
Disposals/write-downs	(25)	(10)
Depreciation	(620)	(312)
Exchange rate effect	(117)	(242)
Ending balance	$ 2,306	$ 1,665